Segment information	12 Months Ended
Dec. 31, 2024
Segment Information
Segment information

31 Segment information

The Company’s organizational structure is formed by the following segments:

- Brazil: includes: (i) the production and sale of chemicals at the Camaçari Petrochemical Complex in Bahia, the Triunfo Petrochemical Complex in Rio Grande do Sul, the Capuava Petrochemical Complex in the state of São Paulo, and the Duque de Caxias Petrochemical Complex in the state of Rio de Janeiro; (ii) the supply of electricity and other inputs produced in these complexes to second-generation producers located in the petrochemical complexes; (iii) the production and sale of PE, including the production of green PE made from renewable resources, and of PP; and (iv) the production and sale of PVC and caustic soda.

- United States and Europe: operations related to PP production and sale in the United States and Europe, through the subsidiaries Braskem America, Braskem Holanda and Braskem Europe, respectively.

- Mexico: comprises the activities related to the PE production and sale in Mexico, through the subsidiary Braskem Idesa.

(a) Presentation, measurement and reconciliation of segment results

Information by segment is generated in accounting records, which are reflected in the financial statements. The operating segments are stated based on the results of operations.

The eliminations and reclassifications line are mainly represented by purchases and sales between the Company’s reportable segments.

Corporate Unit comprises items not allocated directly to the reportable segments and are disclosed to reconcile the segments to the financial information.

(b) Results by segment

	2024
				Operating expenses
		Cost of		Selling, general,	Results from	Other operating	Profit(loss) before financial expenses and taxes
	Net	products	Gross	and distribution	equity-accounted	income
	revenue	sold	profit	expenses (i)	investees	(expenses), net
Reporting segments
Brazil	54,844	(50,600)	4,244	(1,623)	-	(2,502)	119
USA and Europe	19,444	(18,026)	1,418	(829)	-	(47)	542
Mexico	5,148	(4,501)	647	(569)	-	52	130
Total	79,436	(73,127)	6,309	(3,021)	-	(2,497)	791

Other segments	736	(351)	385	41	(21)	(119)	286
Corporate unit	-	-	-	(2,079)	-	651	(1,428)

Braskem consolidated before eliminations and reclassifications	80,172	(73,478)	6,694	(5,059)	(21)	(1,965)	(351)

Eliminations and reclassifications	(2,761)	2,064	(697)	74	-	(105)	(728)

Total	77,411	(71,414)	5,997	(4,985)	(21)	(2,070)	(1,079)

	2023
				Operating expenses
		Cost of		Selling, general,	Results from	Other operating	Profit(loss) before financial expenses and taxes
	Net	products	Gross	and distribution	equity-accounted	income
	revenue	sold	profit	expenses (i)	investees	(expenses), net
Reporting segments
Brazil	49,512	(48,159)	1,353	(1,781)	-	(1,443)	(1,871)
USA and Europe	17,507	(16,127)	1,380	(802)	-	309	887
Mexico	4,449	(4,366)	83	(615)	-	195	(337)
Total	71,468	(68,652)	2,816	(3,198)	-	(939)	(1,321)

Other segments	782	(501)	281	137	7	8	433
Corporate unit	-	-	-	(2,033)	-	458	(1,575)

Braskem consolidated before eliminations and reclassifications	72,250	(69,153)	3,097	(5,094)	7	(473)	(2,463)

Eliminations and reclassifications	(1,681)	1,605	(76)	240	-	(493)	(329)

Total	70,569	(67,548)	3,021	(4,854)	7	(966)	(2,792)

	2022
				Operating expenses
		Cost of		Selling, general,	Results from	Other operating	Profit(loss) before financial expenses and taxes
	Net	products	Gross	and distribution	equity-accounted	income
	revenue	sold	profit	expenses (i)	investees	(expenses), net
Reporting segments
Brazil	69,080	(63,196)	5,884	(1,853)	-	(1,889)	2,142
USA and Europe	23,421	(19,986)	3,435	(838)	-	57	2,654
Mexico	5,834	(5,070)	764	(452)	-	(33)	279
Total	98,335	(88,252)	10,083	(3,143)	-	(1,865)	5,075

Other segments	403	(262)	140	83	35	5	263
Corporate unit	-	-	-	(2,197)	-	19	(2,178)

Braskem consolidated before eliminations and reclassifications	98,738	(88,514)	10,223	(5,257)	35	(1,841)	3,160

Eliminations and reclassifications	(2,219)	3,353	1,135	(27)	-	4	1,112

Total	96,519	(85,161)	11,358	(5,284)	35	(1,837)	4,272

(c) Assets by segment

					2024
	Investments	Property, plant and equipment	Intangible assets	Right of use of assets	Other receivables (i)
Reporting segments
Brazil	381	16,748	2,690	1,883	615
USA and Europe	57	7,850	106	1,457	1,560
Mexico	-	15,718	566	318	299
Unallocated amounts	-	101	25	61	122
Total	438	40,417	3,387	3,719	2,596

	2023
	Investments	Property, plant and equipment	Intangible assets	Right of use of assets	Other receivables (i)
Reporting segments
Brazil	108	17,279	2,658	2,175	1,651
USA and Europe	57	6,359	131	1,234	141
Mexico	-	14,357	304	409	297
Unallocated amounts	-	410	15	2	60
Total	165	38,405	3,108	3,820	2,149

(i)	Refers to the non-current items of recoverable taxes, income taxes, judicial deposits and other assets.